Intangible Assets - Additional Information (Detail) kr in Millions, Employee in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2022 SEK (kr) Employee	Dec. 31, 2021 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 84,570	kr 38,204
Percentage of change in long term EBIT	(4.00%)
Percentage of change in anticipated sales	(3.00%)
Intangible assets other than goodwill	kr 26,340	kr 3,830
By The End Of Two Thousand And Twenty Seven [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured	5,000,000,000
By The End Of Two Thousand And Twenty Three [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of devices to be manufactured	3,100,000,000
Cradlepoint [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 9,000
2023-2027 and 2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of estimated increase in mobile video traffic	30.00%
Percentage of estimated increase in mobile data traffic	80.00%
2023-2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate	2.00%	1.50%	2.00%	1.50%
Subscription by 2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Employee	42.0
Mobile Subscriptions | Subscription by 2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	9.1
Smart phone [member] | Subscription by 2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	7.9
5G subscriptions [member] | Subscription by 2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Employee	4.3
Cloud Communications [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Addressable Market | $				$ 41
Cloud Communications [Member] | 2022-2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Addressable Market | $			$ 73
Enterprise Private Network and Wireless WAN [Member] | 2022-2025 [member] | Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Compound Annual Growth Rate	34.00%
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets	3 years
Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	kr 26,300	kr 3,800
Customer Relationships IPR and other Intangible Assets [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets	10 years
Customer Relationships IPR and other Intangible Assets [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining amortisation period of intangible assets	7 years
Networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 28,500	25,800
Internet of things [member] | Subscription by 2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Employee	30.0
Cash Generating Unit [Member] | 2023-2027 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Nominal annual growth rate	20.00%		20.00%
Vonage [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	kr 42,000
Nominal annual growth rate	3.50%		3.50%
Percentage of reasonably possible decrease increase in weighted average cost of capital	1.50%
ERIC Vonage [Member] | Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill	kr 18,800
Cloud Software and Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,600	3,200
Write down of capitalized development expenses		137
Enterprise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	52,500	9,200
Write down of capitalized development expenses	kr 61	kr 176